Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.4	$ 0.4
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)	45,627,607	23,281,620
Ordinary shares, shares outstanding (in Shares)	45,627,607	23,281,620
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.016	$ 0.016
Ordinary shares, shares authorized (in Shares)	1,750,000	1,750,000
Ordinary shares, shares issued (in Shares)	1,750,000	1,750,000
Ordinary shares, shares outstanding (in Shares)	1,750,000	1,750,000